SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s financial statements include, but are not limited to, consolidation of the VIE, valuation allowance for deferred tax assets, share-based compensation expenses, useful lives of property, plant and equipment, and impairment of long-lived assets. Actual results could materially differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements include the financial statements of the Company, its subsidiary, its VIE and VIE’s subsidiaries and kindergartens. All profits, transactions and balances among the Company, its subsidiary, its VIE and VIE’s subsidiaries and kindergartens have been eliminated upon consolidation.

Foreign currency translation

Foreign currency translation

The Company’s functional currency is the United States dollar (“$”). The functional currency of the Company’s subsidiary, VIE and VIE’s subsidiaries and kindergartens in the PRC is the Chinese Renminbi (“RMB”).

Assets and liabilities are translated from each entity’s functional currency to the reporting currency at the exchange rate on the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues and expenses are translated using the average rate of exchange in effect during the reporting period. Translation adjustments are reported and shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and consolidated statements of comprehensive income.

Transactions in currencies other than the functional currencies during the year are converted into the applicable functional currencies at the applicable rates of exchange prevailing at the dates of the transactions. Exchange gains and losses are recognized in the consolidated statements of operations.

Business Combinations

Business Combinations

Business combinations are recorded using the acquisition method of accounting. The purchase price of the acquisition is allocated to the tangible assets, liabilities, identifiable intangible assets acquired and non-controlling interest, if any, based on their estimated fair values as of the acquisition date. The excess of the purchase price over those fair values is recorded as goodwill. Acquisition-related expenses and restructuring costs are expensed as incurred.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents comprise cash at banks and on hand, which have original maturities of three months or less when purchased and are subject to an insignificant risk of changes in value. The carrying value of cash equivalents approximates market value.

Term deposits	Term deposits Term deposits consist of deposits placed with financial institutions with an original maturity of greater than three months and less than one year.
Restricted cash

Restricted cash

Restricted cash represents RMB deposits in restricted bank accounts for operating kindergartens required by some local regulations. The deposits in restricted bank accounts cannot be withdrawn until these kindergartens are closed. Restricted cash is classified as either current or non-current based on when the funds will be released in accordance with the terms of the respective agreement.

Inventories

Inventories

Inventories, mainly consisting of educational toys, teaching aids, and textbooks, are stated at the lower of cost or net realized value. Cost is determined using the weighted average method.

Fair value

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.  The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Financial instruments

Financial instruments

The Group’s financial instruments consist primarily of cash on hand, restricted cash, term deposits, accounts receivable, other receivables, amounts due from related parties and other payables. The carrying amount of these financial instruments approximate their fair values due to the short-term maturities of these instruments.

Allowance for doubtful accounts

Allowance for doubtful accounts

An allowance for doubtful accounts is recorded in the period in which a loss is determined to be probable based on an assessment of specific evidence indicating doubtful collection, historical experience, account balance aging and prevailing economic conditions. Allowance is reversed when the underlying balance of doubtful accounts are subsequently collected. Accounts receivable balances are written off after all collection efforts have been exhausted.

Property, plant and equipment, net

Property, plant and equipment, net

Property, plant and equipment are stated at cost and are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated useful life
Buildings	35 years
Furniture, fixture and equipment	5 years
Motor vehicles	5 years
Leasehold improvement and building improvement	Shorter of lease term or economic life

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extends the useful lives of property, plant and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of operations.

Goodwill

Goodwill

Goodwill is not amortized, but tested for impairment annually or more frequently if event and circumstances indicate that it might be impaired.

The excess of the purchase price over the fair value of net assets acquired is recorded on the consolidated balance sheet as goodwill. The guidance permits the Company to first assess qualitative factors to determine whether it is “more likely than not” that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test. Absent from any impairment indicators, the Group performs its annual impairment test on the last day of each fiscal year.

For the years ended December 31, 2016 and 2017, the Group performed its annual impairment test using a two-step approach. The first step compares the fair value of a reporting unit to its carrying amount, including goodwill. If the fair value of the reporting unit is greater than its carrying amount, goodwill is not considered impaired and the second step is not required. If the fair value of the reporting unit is less than its carrying amount, the second step of the impairment test measures the amount of the impairment loss, if any, by comparing the implied fair value of goodwill to its carrying amount.  If the carrying amount of goodwill exceeds its implied fair value, an impairment loss is recognized equal to that excess.  The implied fair value of goodwill is calculated in the same manner that goodwill is calculated in a business combination, whereby the fair value of the reporting unit is allocated to all of the assets and liabilities of that unit, with the excess purchase price over the amounts assigned to assets and liabilities representing the implied fair value of goodwill.

Impairment of long-lived assets

Impairment of long-lived assets

The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the fair value of the assets. The Group did not record any impairment losses on its long-lived assets during the years ended December 31, 2015, 2016 and 2017.

Long-term investments

Long-term investments

The Group’s long-term investments consist of cost method investments and equity method investments.

(a)	Cost Method Investments

For an investee company over which the Group does not have significant influence or a controlling interest, the Group carries the investment at cost.

The Group reviews its cost method investments for impairment whenever an event or circumstance indicates that an other-than-temporary impairment has occurred. The Group considers available quantitative and qualitative evidence in evaluating potential impairment of its cost method investments. An impairment charge is recorded if the carrying amount of an investment exceeds its fair value and such excess is determined to be other-than-temporary. The Group did not record any impairment loss on its cost method investments during the years ended December 31, 2015, 2016 and 2017.

(b)	Equity Method Investments

For an investee company over which the Group has the ability to exercise significant influence, but does not have a controlling interest, the Group accounts for the investment under the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%.  Other factors, such as representation on the investee’s board of directors, voting rights and the impact of commercial arrangements, are also considered in determining whether the equity method of accounting is appropriate.

An impairment charge is recorded if the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. The Group did not record any impairment losses on its equity method investments during the years ended December 31, 2015, 2016 and 2017.

Revenue recognition

Revenue recognition

Revenues are recognized when the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the service has been rendered, (iii) the fees are fixed or determinable, and (iv) collectability is reasonably assured.

The Group generated its revenues from the following:

(i) Tuition fees generated from kindergarten services and play-and-learn services

The Group provides private kindergarten services and play-and-learn centers services to students. Tuition fees are collected in advance and are initially recorded as deferred revenue. Tuition fees are recognized ratably over the course of the programs. For the kindergarten program, the students can claim refund of the tuition fee if more than a certain number of classes are missed. For the play-and-learn program, students are entitled to refund for unused portion of the prepaid course fees. The refund amount calculation is subject to fines and penalty. When a refund occurs, the refund amount is recorded as a reduction of the deferred revenue balances.

(ii) Franchising fees

The Group generates revenue by franchising kindergartens and play-and-learn centers under the brand name of RYB. Initial franchise fees represent provision of initial setup services. Initial franchising fees collected in advance are recorded as prepayments from customers and are recognized as revenue when the kindergartens or play-and-learn centers commence operations as the initial franchising fees are non-refundable and the Group does not have significant continuing obligations related to the initial franchising fees after the kindergartens or play-and-learn centers commence operations.

The Group provides continuing supporting services to the franchised kindergartens or play-and-learn centers including marketing and advertising services. The related annual franchise fees are received upfront and the revenue is deferred and evenly recognized over the applicable subsequent annual periods.

(iii) Sales of educational merchandise

The Group’s educational merchandise consists of educational toys, teaching aids, textbooks and other goods. The Group considers its customers to be franchisees and end-users. Prepayments for sales of educational merchandise is recognized as prepayments from customers and is generally recognized as revenue when goods are delivered and title has passed to customers and collectability is reasonably assured.

(iv) Training services

The Group provides training services to the franchisees and the teaching staff of the franchised kindergartens and play-and-learn centers. Revenues from training services are recognized when the relevant services have been provided.

(v) Royalty fees

The Group commenced to sell educational merchandise and provide kindergarten solutions through its Hong Shan Enable Alliance in second half year of 2016. Each participant of Hong Shan Enable Alliance is entitled to exclusive regional right to sell the Group’s Hong Shan educational merchandise to the kindergartners outside the Group’s self-developed or franchised kindergartens within a fixed contractual period. Hong Shan Enable Alliance royalty fees are received upfront and the revenue is deferred and evenly recognized over the term of contract.

For the years ended December 31, 2015, 2016 and 2017, net revenues were as follows:

	Years ended December 31,
	2015	2016	2017

Services:

Tuition fees from kindergartens and play-and-learn centers	62,505	78,268	100,745
Franchise fees	8,743	12,425	13,537
Training and other services	3,567	5,243	7,703
Royalty fees	—	—	884

	74,815	95,936	122,869

Products:

Sale of educational merchandise	8,043	12,577	17,934

Total net revenues	82,858	108,513	140,803

Deferred revenue

Deferred revenue

Deferred revenue primarily consists of tuition fees received from customers, annual franchise fees received from franchisees, and royalty fees received from alliance partners of Hong Shan Enable Alliance, for which the Group’s revenue recognition criteria have not been met. The deferred revenue will be recognized as revenue once the criteria for revenue recognition have been met.

Operating leases

Operating leases

Leases where substantially all the rewards and risk of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease terms.

Value added taxes

Value added taxes

Pursuant to the PRC tax laws, in case of any product sales, generally the value added tax (“VAT”) rate is 17% of the gross sales for general VAT payer. Some subsidiaries of the Group are deemed as general VAT payer for the sales of educational merchandise and the intercompany sales. For general VAT payer, VAT on sales is calculated at 17% on revenue from product sales and paid after deducting input VAT on purchases. The net VAT balance, after netting off the input VAT, is recorded as accrued expenses and other current liabilities in the Group’s consolidated financial statements.

On January 1, 2012, the PRC Ministry of Finance and the State Administration of Taxation officially launched a pilot VAT reform program (“Pilot Program”), applicable to businesses in selected industries. Businesses in the Pilot Program would pay VAT instead of business tax. Starting from May 1, 2016, the Pilot Program was promoted nationwide in a comprehensive manner in the PRC. With the implementation of the Pilot Program, kindergarten services, play-and-learn center services, training services and other services which were previously subject to business tax are therefore subject to VAT at the rate of 6% for general VAT payer, or 3% for small scale VAT payer. The net VAT balance, after netting off the input VAT, is recorded as accrued expenses and other current liabilities in Group’s consolidated financial statements.

Tuition fees generated from kindergarten services are qualified for value added tax (“VAT”) exemption pursuant to a circular jointly released by the Ministry of Finance and Finance and State Administration of Taxation. Revenue generated from other services and sales of products, namely play-and-learn center services, franchise fees, royalty fees, training services and sales of educational merchandise, is reported net of VAT collected on behalf of PRC tax authorities. The Group is subject to VAT at a rate of 17% on the sales of educational merchandise. Except for an entity who is designated as a small scale VAT payer, the Group is subject to VAT at a rate of 6% on the play-and-learn center services, franchise fees, royalty fees and training services. For the entity designated as the small scale VAT payer, it is subject to VAT at a rate of 3% on training services.

Business tax

Business tax

Pursuant to the PRC tax laws, before the implementation of the Pilot Program, kindergarten services, play-and-learn center services, training services and other services were subject to business tax at the rate of 3% or 5%. However, pursuant a circular jointly released by the Ministry of Finance and Finance and State Administration of Taxation, the Group qualified for business tax exemption on tuition fees received from students for kindergarten services.

Income taxes

Income taxes

Current income taxes are provided for in accordance with the laws of the relevant tax authorities. Deferred income taxes are recognized when temporary differences exist between the tax bases of assets and liabilities and their reported amounts in the financial statements. Net operating loss carry forwards and credits are applied using enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more-likely-than-not that a portion of or all of the deferred tax assets will not be realized. The impact of an uncertain income tax position is recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant tax authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Interest and penalties on income taxes will be classified as a component of the provisions for income taxes.

Share-based compensation

Share-based compensation

Share-based compensation with employees is measured based on the grant date fair value of the equity instrument. Share-based compensation expenses, net of forfeiture, are recognized over the requisite service period based on the graded vesting attribution method with corresponding impact reflected in additional paid-in capital. When no future services are required to be performed by grantees in exchange for an award of equity instruments, the cost of the award is expensed on the grant date.

Government subsidies

Government subsidies

The Company receives government subsidies at the discretion of the local government based on certain criteria in relation to the Company’s kindergarten operations. Government subsidies are recognized as liabilities when the government subsidies are received, and released to consolidated statements of operations as government subsidy income when the Company is not subject to further obligation or future refunds. For the years ended December 31, 2015, 2016 and 2017, $526, $573 and $863 were recognized, respectively.

Net income (loss) per share

Net income (loss) per share

Basic net income (loss)  per share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period. The Group’s convertible redeemable preferred shares participate in undistributed earnings on an as-if-converted basis. Accordingly, the Group uses the two-class method whereby undistributed net income is allocated on a pro rata basis to each participating share to the extent that each class may share in income for the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. The dilutive effect of outstanding share-based awards is reflected in the diluted net income per share by application of the treasury stock method.

Comprehensive income (loss)

Comprehensive income (loss)

Comprehensive income (loss) includes net income (loss) and foreign currency translation adjustments and is reported in the consolidated statements of comprehensive income (loss). The Group presents the components of net income (loss), the components of other comprehensive income (loss) and total comprehensive income (loss) in two separate but consecutive statements.

Contingency

Contingency

The Group is subject to lawsuits, investigations and other claims related to the operation of its kindergartens, environmental, product, taxing authorities and other matters, and are required to assess the likelihood of any adverse judgments or outcomes to these matters, as well as potential ranges of probable losses and fees.

Where it is not probable that an outflow of economic benefits will be required, or the amount cannot be estimated reliably, the obligation is disclosed as a contingent liability, unless the probability of outflow of economic benefits is remote. Possible obligations, whose existence will only be confirmed by the occurrence or nonoccurrence of one or more future events, are also disclosed as contingent liabilities unless the probability of outflow of economic benefits is remote.

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The cash and cash equivalents of the Group included aggregate amounts of $45,289 and $65,375, which were denominated in RMB, at December 31, 2016 and 2017, respectively, representing 98% and 42% of the cash and cash equivalents at December 31, 2016 and 2017, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Group to significant concentration of credit risk primarily consist of cash and cash equivalents, accounts receivable, amounts due from related parties and other current assets. As of December 31, 2017, substantially all of the Group’s cash and cash equivalents were deposited in financial institutions located in the PRC and the United States of America. Accounts receivable are typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

There are no revenues or accounts receivable from customers which individually represent greater than 10% of the total net revenues in the three years ended December 31, 2017 or accounts receivable as of December 31, 2016 and 2017.

Recent accounting pronouncements not yet adopted

Recent accounting pronouncements not yet adopted

In May 2014, the Financial Accounting Standards Board (“FASB”) issued ASU 2014-09, “Revenue from Contracts with Customers” ASU 2014-09 requires revenue recognition to depict the transfer of goods or services to customers in an amount that reflects the consideration that a company expects to be entitled to in exchange for the goods or services. To achieve this principle, a company must apply five steps including identifying the contract with a customer, identifying the performance obligations in the contract, determining the transaction price, allocating the transaction price to the performance obligations, and recognizing revenue when (or as) the company satisfies the performance obligations. Additional quantitative and qualitative disclosure to enhance the understanding about the nature, amount, timing, and uncertainty of revenue and cash flows is also required. ASU 2014-09 is effective for fiscal years, and interim periods within those years, beginning g after December 15, 2017. In April 2016, the FASB issued ASU 2016-10, “Identifying Performance Obligations and Licensing” ASU 2016-10 clarifies the following two aspects of ASU 2014-09: identifying performance obligations and licensing implementation guidance. The effective date of ASU 2016-10 is the same as the effective date of ASU 2014-09.

The Company expects to adopt ASU 2014-09 under the modified retrospective method in the first quarter of 2018. Prior periods will not be retrospectively adjusted. The Company has substantially completed a review of the impacts of the new standard to its existing portfolio of customer contracts. The Company does not anticipate a material impact in the timing or amount of revenue recognized under the new standard. Certain additional financial statement disclosure requirements are mandated by the new standard including disclosure of contract assets and contract liabilities as well as a disaggregated view of revenue. Based on the Company’s review, the adoption of this guidance will not have a material effect on the consolidated financial statements..

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). The guidance supersedes existing guidance on accounting for leases with the main difference being that operating leases are to be recorded in the statement of financial position as right-of-use assets and lease liabilities, initially measured at the present value of the lease payments. For operating leases with a term of 12 months or less, a lessee is permitted to make an accounting policy election not to recognize lease assets and liabilities. For public business entities, the guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early application of the guidance is permitted. In transition, entities are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company is in the process of evaluating the impact of the standard on its consolidated financial statements and expects the adoption will result in a material increase in the assets and liabilities on the Group’s consolidated balance sheet but is not expected to have a material impact on the Group’s consolidated statements of operations or cash flows.

In January 2017, the FASB issued ASU 2017-04: Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company is in the process of assessing the impact on its consolidated financial statements from the adoption of the new guidance.